Loans Payable - Additional Information (Detail) - Li Cycle Holdings Corp [member]										12 Months Ended
	Aug. 17, 2021 USD ($)	Aug. 11, 2021 USD ($)	Aug. 11, 2021 CAD ($)	Jun. 16, 2021 USD ($)	Apr. 07, 2021 CAD ($)	Feb. 10, 2021 CAD ($)	Nov. 02, 2020 CAD ($)	Feb. 10, 2020 USD ($)	Dec. 16, 2019 CAD ($)	Oct. 31, 2021 USD ($)	Oct. 31, 2021 CAD ($)	Oct. 31, 2020 USD ($)	Oct. 31, 2019 USD ($)	Jun. 30, 2021 USD ($)	Dec. 27, 2019 USD ($)	Mar. 06, 2018
Disclosure Of Loans Payable [Line Items]
Proceeds from borrowings										$ 10,091,220	$ 7,000,000	$ 2,153,110	$ 86,572
Repayments of borrowings, classified as financing activities										$ 12,544,339		$ 12,881	$ 0
Notional amount															$ 386,190
Interest rate																9.62%
BDC Capital Loan [member]
Disclosure Of Loans Payable [Line Items]
Borrowings, maturity									December 14, 2023
Interest rate									16.00%
Borrowings, adjustment to interest rate basis									3.00%
Borrowings, adjustment to interest rate basis On achievement of specific milestone									0.00%
Borrowings periodic payment									$ 175,000
Borrowings periodic payment terms balloon payment to be paid									$ 700,000
Promissory Notes [member]
Disclosure Of Loans Payable [Line Items]
Notional amount				$ 7,000,000										$ 7,000,000
Borrowings, maturity				December 15, 2023
Interest rate				10.00%										10.00%
Borrowings Repurchased Amount	$ 7,113,151
LICYBdc Loan [Member]
Disclosure Of Loans Payable [Line Items]
Repayments of borrowings, classified as financing activities		$ 5,300,000	$ 6,600,000
Repayments of additional interest expense		$ 700,000	$ 900,000
L I C Y Promissory Notes [Member]
Disclosure Of Loans Payable [Line Items]
Borrowings Repurchased Amount	$ 7,113,151
Borrowings Tranche One [Member] | BDC Capital Loan [member]
Disclosure Of Loans Payable [Line Items]
Proceeds from borrowings					$ 2,000,000		$ 2,000,000	$ 3,000,000
Borrowings transaction costs						$ 121,861